Quarterly Holdings Report
for

Fidelity® VIP Investment Grade Central Fund

March 31, 2021

VIGC-QTLY-0521
1.847666.114

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 36.5%
	Principal Amount	Value
COMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
2.55% 12/1/33 (a)	$14,944,000	$14,187,697
3.8% 12/1/57 (a)	15,250,000	14,508,646
4.3% 2/15/30	2,799,000	3,151,035
4.45% 4/1/24	480,000	526,490
4.75% 5/15/46	15,700,000	18,062,990
Verizon Communications, Inc.:
2.1% 3/22/28	5,981,000	6,006,062
2.55% 3/21/31	5,536,000	5,530,977
3% 3/22/27	1,295,000	1,385,679
4.862% 8/21/46	7,441,000	8,926,563
5.012% 4/15/49	289,000	356,716
		72,642,855
Entertainment - 0.5%
The Walt Disney Co.:
3.8% 3/22/30	23,020,000	25,658,286
4.7% 3/23/50	7,268,000	9,108,109
		34,766,395
Media - 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	5,742,000	5,988,644
4.908% 7/23/25	3,860,000	4,375,876
5.375% 5/1/47	18,172,000	21,094,093
6.484% 10/23/45	2,744,000	3,572,719
Comcast Corp.:
3.9% 3/1/38	1,072,000	1,204,079
4.65% 7/15/42	2,539,000	3,068,093
Discovery Communications LLC:
3.625% 5/15/30	3,476,000	3,719,771
4.65% 5/15/50	9,399,000	10,364,337
Fox Corp.:
3.666% 1/25/22	721,000	739,946
4.03% 1/25/24	1,268,000	1,377,331
4.709% 1/25/29	1,835,000	2,112,214
5.476% 1/25/39	1,809,000	2,256,629
5.576% 1/25/49	1,201,000	1,531,049
Time Warner Cable LLC:
4% 9/1/21	7,363,000	7,401,512
4.5% 9/15/42	924,000	987,580
5.5% 9/1/41	1,700,000	2,012,052
5.875% 11/15/40	1,500,000	1,862,765
6.55% 5/1/37	20,209,000	26,574,740
7.3% 7/1/38	3,781,000	5,251,809
		105,495,239
Wireless Telecommunication Services - 0.3%
T-Mobile U.S.A., Inc.:
3.75% 4/15/27 (a)	6,100,000	6,668,276
3.875% 4/15/30 (a)	8,820,000	9,572,875
4.375% 4/15/40 (a)	1,316,000	1,462,155
4.5% 4/15/50 (a)	2,586,000	2,903,794
		20,607,100

TOTAL COMMUNICATION SERVICES		233,511,589

CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.4%
General Motors Financial Co., Inc.:
4.25% 5/15/23	2,080,000	2,222,758
4.375% 9/25/21	15,702,000	15,992,726
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (a)	5,728,000	5,879,586
3.125% 5/12/23 (a)	4,990,000	5,243,082
		29,338,152
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	2,932,000	3,165,151
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.5% 7/1/27	1,685,000	1,853,019
3.6% 7/1/30	2,005,000	2,186,970
		4,039,989
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22	1,931,000	1,991,754
3% 11/19/24	4,395,000	4,677,701
		6,669,455
Specialty Retail - 0.3%
AutoNation, Inc. 4.75% 6/1/30	764,000	880,941
AutoZone, Inc.:
3.625% 4/15/25	1,142,000	1,243,646
4% 4/15/30	5,311,000	5,879,536
Lowe's Companies, Inc. 4.5% 4/15/30	3,815,000	4,400,584
O'Reilly Automotive, Inc. 4.2% 4/1/30	1,177,000	1,323,192
TJX Companies, Inc. 3.75% 4/15/27	4,337,000	4,829,037
		18,556,936

TOTAL CONSUMER DISCRETIONARY		61,769,683

CONSUMER STAPLES - 2.4%
Beverages - 1.6%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	9,265,000	10,752,722
4.9% 2/1/46	11,511,000	13,357,141
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	3,700,000	4,006,938
4.35% 6/1/40	3,527,000	3,987,605
4.5% 6/1/50	5,000,000	5,673,085
4.6% 6/1/60	3,700,000	4,170,065
4.75% 4/15/58	5,750,000	6,627,656
5.45% 1/23/39	4,690,000	5,859,326
5.55% 1/23/49	10,715,000	13,826,743
5.8% 1/23/59 (Reg. S)	11,321,000	15,353,643
Molson Coors Beverage Co.:
3% 7/15/26	7,500,000	7,985,860
5% 5/1/42	13,093,000	15,100,042
The Coca-Cola Co.:
3.375% 3/25/27	5,679,000	6,271,398
3.45% 3/25/30	3,470,000	3,822,535
		116,794,759
Food & Staples Retailing - 0.1%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	2,918,000	2,951,122
Food Products - 0.0%
General Mills, Inc. 2.875% 4/15/30	718,000	741,233
Tobacco - 0.7%
Altria Group, Inc.:
4.25% 8/9/42	5,531,000	5,637,399
4.5% 5/2/43	3,707,000	3,867,045
4.8% 2/14/29	1,013,000	1,163,945
5.375% 1/31/44	3,359,000	3,915,085
5.95% 2/14/49	1,327,000	1,652,238
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	4,804,000	4,962,329
4.25% 7/21/25 (a)	15,488,000	17,026,126
Reynolds American, Inc.:
4.45% 6/12/25	2,341,000	2,597,666
5.7% 8/15/35	1,215,000	1,441,055
6.15% 9/15/43	4,000,000	4,821,873
7.25% 6/15/37	2,962,000	3,801,507
		50,886,268

TOTAL CONSUMER STAPLES		171,373,382

ENERGY - 4.8%
Energy Equipment & Services - 0.1%
Halliburton Co.:
3.8% 11/15/25	151,000	166,062
4.85% 11/15/35	2,154,000	2,420,682
		2,586,744
Oil, Gas & Consumable Fuels - 4.7%
Canadian Natural Resources Ltd.:
3.8% 4/15/24	6,783,000	7,259,436
5.85% 2/1/35	2,497,000	3,048,435
Cenovus Energy, Inc. 4.25% 4/15/27	6,400,000	6,921,693
Columbia Pipeline Group, Inc. 4.5% 6/1/25	1,336,000	1,495,913
DCP Midstream Operating LP:
3.875% 3/15/23	1,771,000	1,847,861
4.75% 9/30/21 (a)	3,739,000	3,762,369
5.6% 4/1/44	1,227,000	1,227,000
6.45% 11/3/36 (a)	2,477,000	2,768,048
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	3,540,000	3,823,200
Enable Midstream Partners LP 3.9% 5/15/24 (b)	1,322,000	1,408,332
Enbridge Energy Partners LP 4.2% 9/15/21	4,399,000	4,431,043
Enbridge, Inc.:
4% 10/1/23	2,813,000	3,015,829
4.25% 12/1/26	1,773,000	1,976,735
Energy Transfer Partners LP:
3.75% 5/15/30	2,315,000	2,386,691
4.2% 9/15/23	1,186,000	1,270,061
4.25% 3/15/23	1,017,000	1,073,295
4.5% 4/15/24	1,262,000	1,376,286
4.95% 6/15/28	4,048,000	4,529,954
5% 5/15/50	5,176,000	5,353,249
5.25% 4/15/29	2,052,000	2,335,765
5.8% 6/15/38	2,257,000	2,559,588
6% 6/15/48	1,470,000	1,690,981
6.25% 4/15/49	1,409,000	1,653,894
Enterprise Products Operating LP 3.7% 2/15/26	4,800,000	5,266,879
Exxon Mobil Corp. 3.482% 3/19/30	13,440,000	14,592,766
Hess Corp.:
4.3% 4/1/27	870,000	948,161
7.125% 3/15/33	1,003,000	1,278,267
7.3% 8/15/31	1,341,000	1,712,357
7.875% 10/1/29	4,387,000	5,668,576
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	1,700,000	1,779,836
5% 10/1/21	1,517,000	1,533,256
6.55% 9/15/40	460,000	597,777
Kinder Morgan, Inc. 5.55% 6/1/45	2,436,000	2,913,000
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.2854% 9/9/22 (b)(c)	2,383,000	2,384,235
4.5% 7/15/23	1,975,000	2,127,519
4.8% 2/15/29	1,126,000	1,291,168
4.875% 12/1/24	2,736,000	3,070,905
5.5% 2/15/49	3,377,000	3,967,374
Occidental Petroleum Corp.:
2.9% 8/15/24	4,509,000	4,459,581
3.2% 8/15/26	607,000	582,423
3.5% 8/15/29	1,909,000	1,791,215
4.3% 8/15/39	278,000	235,747
4.4% 8/15/49	279,000	233,319
5.55% 3/15/26	5,174,000	5,472,022
6.2% 3/15/40	1,700,000	1,746,750
6.45% 9/15/36	4,602,000	5,079,504
6.6% 3/15/46	5,708,000	6,079,591
7.5% 5/1/31	7,680,000	8,967,168
Petrobras Global Finance BV:
5.093% 1/15/30	3,804,000	3,951,976
7.25% 3/17/44	24,245,000	27,667,788
Petroleos Mexicanos:
4.5% 1/23/26	5,320,000	5,261,746
5.95% 1/28/31	1,521,000	1,452,555
6.35% 2/12/48	13,200,000	10,873,500
6.49% 1/23/27	3,830,000	3,987,605
6.5% 3/13/27	4,830,000	5,026,219
6.5% 1/23/29	5,560,000	5,613,515
6.75% 9/21/47	12,105,000	10,291,671
6.84% 1/23/30	20,585,000	20,814,523
6.95% 1/28/60	7,879,000	6,726,696
7.69% 1/23/50	16,210,000	14,978,040
Phillips 66 Co.:
3.7% 4/6/23	476,000	504,351
3.85% 4/9/25	614,000	672,795
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	1,322,000	1,318,112
3.6% 11/1/24	1,389,000	1,477,926
3.65% 6/1/22	2,155,000	2,206,371
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	2,030,000	2,098,567
Sabine Pass Liquefaction LLC 4.5% 5/15/30	7,977,000	8,951,694
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	1,349,000	1,456,640
The Williams Companies, Inc.:
3.5% 11/15/30	8,506,000	9,017,001
3.7% 1/15/23	1,208,000	1,263,185
3.9% 1/15/25	1,216,000	1,316,806
4% 11/15/21	2,221,000	2,249,136
4.3% 3/4/24	5,449,000	5,930,674
4.5% 11/15/23	1,751,000	1,906,818
4.55% 6/24/24	13,337,000	14,698,022
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	1,017,000	1,068,195
3.95% 5/15/50	3,282,000	3,354,948
Valero Energy Corp.:
2.7% 4/15/23	1,663,000	1,726,364
2.85% 4/15/25	957,000	1,000,491
Western Gas Partners LP:
3.95% 6/1/25	868,000	891,445
4.5% 3/1/28	2,000,000	2,056,720
4.65% 7/1/26	9,056,000	9,551,544
4.75% 8/15/28	1,155,000	1,206,975
		343,565,668

TOTAL ENERGY		346,152,412

FINANCIALS - 16.9%
Banks - 6.7%
Bank of America Corp.:
3.004% 12/20/23 (b)	30,548,000	31,771,291
3.3% 1/11/23	4,342,000	4,561,566
3.419% 12/20/28 (b)	18,965,000	20,366,137
3.5% 4/19/26	5,024,000	5,507,554
3.864% 7/23/24 (b)	4,370,000	4,680,588
3.95% 4/21/25	4,125,000	4,522,890
4.2% 8/26/24	19,977,000	22,033,742
4.25% 10/22/26	4,261,000	4,778,227
4.45% 3/3/26	1,517,000	1,705,134
Barclays PLC:
2.852% 5/7/26 (b)	8,092,000	8,471,029
4.375% 1/12/26	6,221,000	6,935,679
5.088% 6/20/30 (b)	7,347,000	8,321,148
5.2% 5/12/26	6,222,000	7,032,167
BNP Paribas SA 2.219% 6/9/26 (a)(b)	7,541,000	7,732,673
CIT Group, Inc. 3.929% 6/19/24 (b)	1,670,000	1,766,025
Citigroup, Inc.:
2.7% 10/27/22	9,998,000	10,319,873
3.352% 4/24/25 (b)	4,959,000	5,307,169
3.875% 3/26/25	9,500,000	10,352,365
4.05% 7/30/22	1,800,000	1,881,138
4.3% 11/20/26	1,733,000	1,933,115
4.412% 3/31/31 (b)	10,622,000	12,121,955
4.45% 9/29/27	17,100,000	19,298,829
4.6% 3/9/26	2,195,000	2,476,808
5.5% 9/13/25	5,524,000	6,402,712
Citizens Financial Group, Inc. 2.638% 9/30/32 (a)	4,857,000	4,650,579
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	2,615,000	2,705,722
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	7,240,000	7,540,720
Discover Bank 4.2% 8/8/23	2,849,000	3,074,011
HSBC Holdings PLC:
4.25% 3/14/24	2,200,000	2,394,381
4.95% 3/31/30	1,425,000	1,663,802
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	4,337,000	4,733,340
5.71% 1/15/26 (a)	9,864,000	11,055,471
JPMorgan Chase & Co.:
2.956% 5/13/31 (b)	4,318,000	4,397,846
3.797% 7/23/24 (b)	5,719,000	6,121,142
3.875% 9/10/24	43,751,000	47,964,353
4.125% 12/15/26	14,080,000	15,857,553
4.493% 3/24/31 (b)	12,800,000	14,747,819
NatWest Markets PLC 2.375% 5/21/23 (a)	8,695,000	9,016,549
Rabobank Nederland 4.375% 8/4/25	7,451,000	8,251,642
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (b)	4,651,000	4,839,541
5.125% 5/28/24	20,522,000	22,865,026
6% 12/19/23	10,433,000	11,776,697
6.1% 6/10/23	13,369,000	14,794,828
6.125% 12/15/22	8,239,000	8,935,386
Societe Generale 1.488% 12/14/26 (a)(b)	9,735,000	9,565,799
Synchrony Bank 3% 6/15/22	4,542,000	4,664,628
UniCredit SpA 6.572% 1/14/22 (a)	5,565,000	5,801,281
Wells Fargo & Co.:
2.406% 10/30/25 (b)	4,563,000	4,766,200
4.478% 4/4/31 (b)	14,300,000	16,467,433
5.013% 4/4/51 (b)	21,093,000	27,050,524
Westpac Banking Corp. 4.11% 7/24/34 (b)	3,712,000	3,963,711
		489,945,798
Capital Markets - 4.7%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	5,541,000	6,001,100
4.25% 2/15/24	4,287,000	4,699,305
Ares Capital Corp.:
3.875% 1/15/26	12,461,000	13,132,539
4.2% 6/10/24	8,906,000	9,602,654
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	10,580,000	10,971,217
3.75% 3/26/25	4,660,000	5,021,130
3.8% 6/9/23	8,582,000	9,106,192
3.869% 1/12/29 (a)(b)	4,020,000	4,310,529
4.194% 4/1/31 (a)(b)	9,619,000	10,463,778
4.55% 4/17/26	2,575,000	2,880,810
Deutsche Bank AG 4.5% 4/1/25	11,961,000	12,782,584
Deutsche Bank AG New York Branch:
3.3% 11/16/22	9,310,000	9,668,488
5% 2/14/22	9,082,000	9,401,727
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	22,903,000	23,207,585
3.2% 2/23/23	7,150,000	7,482,037
3.691% 6/5/28 (b)	41,645,000	45,566,411
3.8% 3/15/30	15,490,000	17,061,004
4.25% 10/21/25	2,269,000	2,532,660
6.75% 10/1/37	2,246,000	3,174,993
Moody's Corp.:
3.25% 1/15/28	2,386,000	2,562,353
3.75% 3/24/25	5,075,000	5,540,871
4.875% 2/15/24	2,240,000	2,476,453
Morgan Stanley:
3.125% 1/23/23	26,000,000	27,223,279
3.125% 7/27/26	21,964,000	23,639,414
3.622% 4/1/31 (b)	10,036,000	10,896,531
3.625% 1/20/27	11,000,000	12,069,762
3.737% 4/24/24 (b)	5,000,000	5,315,575
4.431% 1/23/30 (b)	4,395,000	5,032,321
4.875% 11/1/22	7,751,000	8,263,814
5% 11/24/25	14,636,000	16,820,897
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	5,000,000	5,469,274
State Street Corp. 2.825% 3/30/23 (b)	681,000	697,706
UBS Group AG 4.125% 9/24/25 (a)	5,261,000	5,839,468
		338,914,461
Consumer Finance - 2.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	5,996,000	6,183,916
3.5% 5/26/22	348,000	357,743
3.5% 1/15/25	8,300,000	8,703,688
4.125% 7/3/23	4,192,000	4,447,157
4.45% 4/3/26	3,126,000	3,384,381
4.875% 1/16/24	5,015,000	5,457,051
6.5% 7/15/25	3,625,000	4,225,947
Ally Financial, Inc.:
1.45% 10/2/23	2,209,000	2,242,442
3.05% 6/5/23	9,631,000	10,070,440
5.125% 9/30/24	2,138,000	2,410,077
5.8% 5/1/25	5,237,000	6,070,471
8% 11/1/31	2,703,000	3,764,398
Capital One Financial Corp.:
2.6% 5/11/23	7,472,000	7,770,824
3.65% 5/11/27	13,479,000	14,740,968
3.8% 1/31/28	7,057,000	7,756,634
Discover Financial Services:
3.85% 11/21/22	5,040,000	5,295,744
3.95% 11/6/24	2,847,000	3,102,146
4.1% 2/9/27	2,853,000	3,166,283
4.5% 1/30/26	4,686,000	5,283,727
Ford Motor Credit Co. LLC:
4.063% 11/1/24	17,607,000	18,470,623
5.584% 3/18/24	6,246,000	6,741,245
5.596% 1/7/22	6,152,000	6,320,134
Synchrony Financial:
2.85% 7/25/22	1,524,000	1,564,998
3.75% 8/15/21	2,203,000	2,217,394
3.95% 12/1/27	7,681,000	8,275,937
4.25% 8/15/24	6,688,000	7,275,255
4.375% 3/19/24	5,468,000	5,961,190
5.15% 3/19/29	8,400,000	9,687,468
Toyota Motor Credit Corp. 2.9% 3/30/23	7,749,000	8,129,668
		179,077,949
Diversified Financial Services - 0.7%
Brixmor Operating Partnership LP:
3.25% 9/15/23	5,952,000	6,288,193
4.05% 7/1/30	5,065,000	5,455,821
4.125% 6/15/26	4,647,000	5,130,919
4.125% 5/15/29	5,051,000	5,452,831
Equitable Holdings, Inc.:
3.9% 4/20/23	677,000	719,743
4.35% 4/20/28	4,250,000	4,758,787
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	6,100,000	6,630,451
Pine Street Trust I 4.572% 2/15/29 (a)	5,707,000	6,412,625
Pine Street Trust II 5.568% 2/15/49 (a)	5,700,000	7,011,158
Voya Financial, Inc. 3.125% 7/15/24	2,851,000	3,046,748
		50,907,276
Insurance - 2.4%
AIA Group Ltd.:
3.2% 9/16/40 (a)	3,487,000	3,430,530
3.375% 4/7/30 (a)	7,358,000	7,837,868
American International Group, Inc.:
2.5% 6/30/25	11,900,000	12,485,718
3.4% 6/30/30	11,900,000	12,649,209
3.75% 7/10/25	8,311,000	9,074,818
4.875% 6/1/22	3,597,000	3,777,336
Five Corners Funding Trust II 2.85% 5/15/30 (a)	9,549,000	9,841,268
Liberty Mutual Group, Inc. 4.569% 2/1/29 (a)	4,093,000	4,745,749
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	3,978,000	4,560,881
4.75% 3/15/39	1,825,000	2,250,028
4.8% 7/15/21	2,278,000	2,278,997
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	5,810,000	5,670,760
MetLife, Inc. 4.55% 3/23/30	11,500,000	13,406,656
Metropolitan Life Global Funding I:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.500% 0.51% 5/28/21 (a)(b)(c)	27,560,000	27,575,408
3% 1/10/23 (a)	2,636,000	2,757,098
Pacific LifeCorp 5.125% 1/30/43 (a)	5,252,000	6,202,911
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	2,200,000	2,491,500
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	5,347,000	6,538,659
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	1,771,000	1,966,188
Unum Group:
3.875% 11/5/25	4,860,000	5,260,076
4% 3/15/24	5,930,000	6,446,141
4% 6/15/29	4,410,000	4,777,216
4.5% 3/15/25	6,953,000	7,770,787
5.75% 8/15/42	7,278,000	8,498,882
		172,294,684

TOTAL FINANCIALS		1,231,140,168

HEALTH CARE - 1.4%
Biotechnology - 0.1%
AbbVie, Inc. 3.45% 3/15/22	6,868,000	7,026,273
Health Care Providers & Services - 0.8%
Centene Corp.:
3.375% 2/15/30	5,100,000	5,147,787
4.25% 12/15/27	5,745,000	6,043,029
4.625% 12/15/29	8,925,000	9,659,572
Cigna Corp.:
3.05% 10/15/27	3,200,000	3,422,945
4.375% 10/15/28	6,064,000	6,937,626
4.8% 8/15/38	3,776,000	4,513,066
4.9% 12/15/48	3,772,000	4,620,164
CVS Health Corp.:
3% 8/15/26	625,000	667,846
3.625% 4/1/27	1,795,000	1,970,139
3.7% 3/9/23	340,000	360,831
4.78% 3/25/38	5,967,000	7,042,168
HCA Holdings, Inc. 4.75% 5/1/23	215,000	231,736
Toledo Hospital:
5.325% 11/15/28	2,109,000	2,431,991
6.015% 11/15/48	4,201,000	5,075,215
		58,124,115
Pharmaceuticals - 0.5%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	4,363,000	4,855,430
Elanco Animal Health, Inc. 5.9% 8/28/28 (b)	1,334,000	1,512,423
Mylan NV 4.55% 4/15/28	4,000,000	4,517,181
Teva Pharmaceutical Finance Netherlands III BV 2.8% 7/21/23	1,463,000	1,458,318
Utah Acquisition Sub, Inc.:
3.15% 6/15/21	5,002,000	5,017,792
3.95% 6/15/26	2,549,000	2,807,700
Viatris, Inc.:
1.125% 6/22/22 (a)	3,058,000	3,074,606
1.65% 6/22/25 (a)	983,000	986,472
2.7% 6/22/30 (a)	4,997,000	4,934,451
3.85% 6/22/40 (a)	2,177,000	2,227,858
4% 6/22/50 (a)	3,759,000	3,830,614
Zoetis, Inc. 3.25% 2/1/23	1,649,000	1,718,477
		36,941,322

TOTAL HEALTH CARE		102,091,710

INDUSTRIALS - 0.9%
Aerospace & Defense - 0.3%
BAE Systems PLC 3.4% 4/15/30 (a)	2,268,000	2,407,391
The Boeing Co.:
5.04% 5/1/27	2,962,000	3,376,881
5.15% 5/1/30	2,962,000	3,411,470
5.705% 5/1/40	3,000,000	3,671,180
5.805% 5/1/50	3,000,000	3,776,851
5.93% 5/1/60	2,960,000	3,798,051
		20,441,824
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	1,034,000	1,122,650
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.25% 1/15/23	1,326,000	1,360,820
3% 9/15/23	877,000	915,902
3.375% 6/1/21	2,523,000	2,534,500
3.375% 7/1/25	6,445,000	6,807,745
3.75% 2/1/22	4,522,000	4,616,918
3.875% 7/3/23	5,581,000	5,933,892
4.25% 2/1/24	5,740,000	6,228,665
4.25% 9/15/24	3,565,000	3,894,570
		32,293,012
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (a)	2,088,000	2,182,797
4.25% 4/15/26 (a)	1,580,000	1,654,918
4.375% 5/1/26 (a)	4,673,000	4,885,125
5.25% 5/15/24 (a)	3,813,000	4,118,526
		12,841,366

TOTAL INDUSTRIALS		66,698,852

INFORMATION TECHNOLOGY - 1.4%
Electronic Equipment & Components - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	4,500,000	4,917,855
5.85% 7/15/25 (a)	1,294,000	1,508,536
6.02% 6/15/26 (a)	1,564,000	1,851,536
6.1% 7/15/27 (a)	2,376,000	2,856,311
6.2% 7/15/30 (a)	2,056,000	2,552,945
		13,687,183
Semiconductors & Semiconductor Equipment - 0.7%
Broadcom, Inc.:
1.95% 2/15/28 (a)	1,663,000	1,625,618
2.45% 2/15/31 (a)	14,151,000	13,355,803
2.6% 2/15/33 (a)	14,151,000	13,182,165
3.5% 2/15/41 (a)	11,428,000	10,945,091
3.75% 2/15/51 (a)	5,363,000	5,128,186
Micron Technology, Inc. 2.497% 4/24/23	7,020,000	7,285,988
		51,522,851
Software - 0.5%
Oracle Corp.:
1.65% 3/25/26	6,494,000	6,545,277
2.3% 3/25/28	10,259,000	10,386,414
2.8% 4/1/27	5,858,000	6,169,308
2.875% 3/25/31	10,770,000	10,963,142
3.6% 4/1/40	5,860,000	5,885,309
		39,949,450

TOTAL INFORMATION TECHNOLOGY		105,159,484

MATERIALS - 0.1%
Metals & Mining - 0.1%
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	1,696,000	1,834,860
4.5% 8/1/47 (a)	1,720,000	1,937,688
		3,772,548
REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	4,167,000	4,922,358
Boston Properties, Inc.:
3.25% 1/30/31	3,880,000	4,016,749
3.85% 2/1/23	4,708,000	4,946,853
4.5% 12/1/28	3,891,000	4,406,790
Corporate Office Properties LP:
2.25% 3/15/26	1,664,000	1,690,909
2.75% 4/15/31	1,215,000	1,174,878
5% 7/1/25	3,156,000	3,553,063
Duke Realty LP:
3.625% 4/15/23	2,123,000	2,232,213
3.75% 12/1/24	1,576,000	1,723,119
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	1,312,000	1,353,929
3.5% 8/1/26	1,366,000	1,492,206
Healthpeak Properties, Inc.:
3.25% 7/15/26	573,000	619,026
3.5% 7/15/29	656,000	703,193
Hudson Pacific Properties LP 4.65% 4/1/29	7,741,000	8,669,816
Lexington Corporate Properties Trust:
2.7% 9/15/30	1,827,000	1,783,295
4.4% 6/15/24	1,441,000	1,561,559
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	5,250,000	5,029,477
3.375% 2/1/31	3,348,000	3,320,772
3.625% 10/1/29	5,913,000	6,037,677
4.375% 8/1/23	1,241,000	1,332,928
4.5% 1/15/25	2,677,000	2,893,366
4.5% 4/1/27	16,195,000	17,652,485
4.75% 1/15/28	6,382,000	7,009,703
4.95% 4/1/24	1,354,000	1,475,416
5.25% 1/15/26	5,686,000	6,427,696
Realty Income Corp. 3.25% 1/15/31	1,020,000	1,076,687
Retail Opportunity Investments Partnership LP:
4% 12/15/24	978,000	1,033,073
5% 12/15/23	737,000	793,094
Retail Properties America, Inc.:
4% 3/15/25	6,232,000	6,524,827
4.75% 9/15/30	9,714,000	10,281,511
Simon Property Group LP 2.45% 9/13/29	1,628,000	1,611,636
SITE Centers Corp.:
3.625% 2/1/25	2,262,000	2,362,103
4.25% 2/1/26	2,954,000	3,151,421
Store Capital Corp.:
2.75% 11/18/30	8,724,000	8,537,763
4.625% 3/15/29	1,793,000	1,995,282
Ventas Realty LP:
3% 1/15/30	7,629,000	7,779,580
3.125% 6/15/23	1,289,000	1,347,825
3.5% 2/1/25	6,443,000	6,957,029
4% 3/1/28	2,243,000	2,477,603
4.125% 1/15/26	1,557,000	1,744,781
4.375% 2/1/45	763,000	792,375
4.75% 11/15/30	10,016,000	11,546,275
VEREIT Operating Partnership LP:
2.2% 6/15/28	797,000	782,099
2.85% 12/15/32	980,000	949,083
3.4% 1/15/28	1,593,000	1,679,771
Weingarten Realty Investors 3.375% 10/15/22	812,000	839,200
WP Carey, Inc.:
2.4% 2/1/31	3,800,000	3,635,900
3.85% 7/15/29	1,275,000	1,371,113
4% 2/1/25	5,360,000	5,833,455
		181,132,962
Real Estate Management & Development - 0.6%
Brandywine Operating Partnership LP:
3.95% 2/15/23	5,510,000	5,759,032
3.95% 11/15/27	4,613,000	4,898,609
4.1% 10/1/24	5,070,000	5,470,872
4.55% 10/1/29	5,842,000	6,190,117
CBRE Group, Inc. 2.5% 4/1/31	5,567,000	5,395,466
Mack-Cali Realty LP:
3.15% 5/15/23	4,988,000	4,999,142
4.5% 4/18/22	1,218,000	1,233,005
Post Apartment Homes LP 3.375% 12/1/22	790,000	820,345
Tanger Properties LP:
3.125% 9/1/26	6,109,000	6,290,434
3.75% 12/1/24	3,470,000	3,699,611
3.875% 12/1/23	1,792,000	1,878,800
		46,635,433

TOTAL REAL ESTATE		227,768,395

UTILITIES - 1.4%
Electric Utilities - 0.6%
Cleco Corporate Holdings LLC:
3.375% 9/15/29	3,447,000	3,477,010
3.743% 5/1/26	13,180,000	14,306,021
Duke Energy Corp. 2.45% 6/1/30	2,783,000	2,746,157
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (a)	1,321,000	1,266,134
5.9% 12/1/21 (a)	2,664,000	2,750,837
Entergy Corp. 2.8% 6/15/30	2,856,000	2,875,853
Eversource Energy 2.8% 5/1/23	5,110,000	5,318,585
Exelon Corp.:
4.05% 4/15/30	1,740,000	1,938,846
4.7% 4/15/50	775,000	928,300
FirstEnergy Corp. 7.375% 11/15/31	5,363,000	7,171,457
IPALCO Enterprises, Inc. 3.7% 9/1/24	2,157,000	2,329,910
		45,109,110
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (a)	1,808,000	2,236,270
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,182,000	1,185,208
		3,421,478
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP:
2.7% 6/15/21	1,182,000	1,185,094
3.55% 6/15/26	1,891,000	2,050,527
The AES Corp.:
3.3% 7/15/25 (a)	8,591,000	9,116,769
3.95% 7/15/30 (a)	7,492,000	8,009,547
		20,361,937
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co. 4.05% 4/15/25	12,432,000	13,764,375
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	790,000	844,936
NiSource, Inc. 2.95% 9/1/29	8,554,000	8,804,819
Puget Energy, Inc.:
4.1% 6/15/30	3,363,000	3,644,538
6% 9/1/21	4,807,000	4,912,947
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.3063% 5/15/67 (b)(c)	1,426,000	1,301,281
		33,272,896

TOTAL UTILITIES		102,165,421

TOTAL NONCONVERTIBLE BONDS
(Cost $2,461,255,941)		2,651,603,644

U.S. Government and Government Agency Obligations - 32.8%
U.S. Treasury Inflation-Protected Obligations - 3.3%
U.S. Treasury Inflation-Indexed Bonds:
0.25% 2/15/50	$5,000,000	$5,326,062
0.75% 2/15/45	33,835,000	43,561,957
1% 2/15/49	17,310,000	22,570,010
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/30	52,500,000	58,179,426
0.25% 7/15/29	30,000,000	33,778,834
0.375% 7/15/27	9,802,500	11,630,574
0.75% 7/15/28	26,500,000	31,506,707
0.875% 1/15/29	27,018,100	32,114,176

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		238,667,746

U.S. Treasury Obligations - 29.5%
U.S. Treasury Bonds:
1.125% 5/15/40	40,277,000	32,863,515
1.875% 2/15/51	395,410,000	350,926,359
3% 2/15/47	99,232,000	111,062,315
U.S. Treasury Notes:
0.125% 8/15/23	114,167,000	113,903,880
0.25% 3/15/24	23,488,000	23,425,610
0.25% 7/31/25	272,299,000	266,363,731
0.375% 12/31/25	56,831,000	55,501,243
0.75% 3/31/26	144,769,000	143,513,581
0.875% 11/15/30 (d)	88,184,500	81,556,884
1.125% 2/15/31 (d)	248,260,000	234,566,909
1.25% 3/31/28	256,860,000	254,211,131
1.625% 9/30/26	102,917,300	106,012,859
1.875% 3/31/22	14,649,000	14,911,080
2% 12/31/21	119,319,000	121,034,211
2.125% 3/31/24	60,434,000	63,616,228
2.125% 11/30/24	11,586,000	12,247,217
2.5% 1/31/24	77,300,000	82,052,743
2.5% 2/28/26	73,467,000	79,106,166

TOTAL U.S. TREASURY OBLIGATIONS		2,146,875,662

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,441,275,119)		2,385,543,408

U.S. Government Agency - Mortgage Securities - 17.4%
Fannie Mae - 6.4%
12 month U.S. LIBOR + 1.480% 2.423% 7/1/34 (b)(c)	7,852	8,207
12 month U.S. LIBOR + 1.550% 2.553% 6/1/36 (b)(c)	11,100	11,678
12 month U.S. LIBOR + 1.670% 2.513% 11/1/36 (b)(c)	143,572	149,870
12 month U.S. LIBOR + 1.700% 2.99% 6/1/42 (b)(c)	64,544	67,157
12 month U.S. LIBOR + 1.750% 2.311% 7/1/35 (b)(c)	7,692	8,078
12 month U.S. LIBOR + 1.770% 2.535% 5/1/36 (b)(c)	83,080	87,675
12 month U.S. LIBOR + 1.780% 2.163% 2/1/36 (b)(c)	80,765	85,143
12 month U.S. LIBOR + 1.800% 2.703% 7/1/41 (b)(c)	59,033	62,038
12 month U.S. LIBOR + 1.810% 2.321% 9/1/41 (b)(c)	36,167	38,112
12 month U.S. LIBOR + 1.810% 2.694% 7/1/41 (b)(c)	63,897	67,420
12 month U.S. LIBOR + 1.820% 2.195% 12/1/35 (b)(c)	50,673	53,537
12 month U.S. LIBOR + 1.830% 2.33% 10/1/41 (b)(c)	24,854	25,778
12 month U.S. LIBOR + 1.950% 2.806% 7/1/37 (b)(c)	17,979	19,084
12 month U.S. LIBOR + 1.950% 3.077% 9/1/36 (b)(c)	52,304	54,676
6 month U.S. LIBOR + 1.310% 1.563% 5/1/34 (b)(c)	49,135	50,734
6 month U.S. LIBOR + 1.420% 1.691% 9/1/33 (b)(c)	121,905	126,253
6 month U.S. LIBOR + 1.550% 1.8% 10/1/33 (b)(c)	5,665	5,891
6 month U.S. LIBOR + 1.560% 1.815% 7/1/35 (b)(c)	9,141	9,539
U.S. TREASURY 1 YEAR INDEX + 1.940% 2.277% 10/1/33 (b)(c)	123,102	129,502
U.S. TREASURY 1 YEAR INDEX + 2.200% 3.708% 3/1/35 (b)(c)	6,247	6,572
U.S. TREASURY 1 YEAR INDEX + 2.220% 2.44% 8/1/36 (b)(c)	216,371	228,091
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.417% 10/1/33 (b)(c)	14,994	15,752
U.S. TREASURY 1 YEAR INDEX + 2.420% 2.733% 5/1/35 (b)(c)	20,994	22,128
2.5% 7/1/31 to 10/1/50	39,682,140	41,241,778
3% 8/1/27 to 7/1/50	167,719,870	176,777,887
3.5% 1/1/34 to 6/1/50	113,247,620	121,329,377
4% 11/1/31 to 11/1/49	62,223,957	68,071,151
4.5% to 4.5% 5/1/25 to 9/1/49	35,554,115	39,375,100
5% 12/1/22 to 11/1/44	10,047,049	11,377,909
6% 10/1/34 to 1/1/42	4,815,316	5,667,397
6.5% 12/1/23 to 8/1/36	883,486	1,030,069
7% to 7% 11/1/23 to 8/1/32	175,311	195,341
7.5% to 7.5% 9/1/22 to 11/1/31	176,712	202,228
8% 1/1/30 to 3/1/30	941	1,032
8.5% 3/1/25 to 6/1/25	249	276

TOTAL FANNIE MAE		466,602,460

Freddie Mac - 3.1%
12 month U.S. LIBOR + 1.370% 1.977% 3/1/36 (b)(c)	57,995	60,549
12 month U.S. LIBOR + 1.880% 2.481% 9/1/41 (b)(c)	43,649	45,831
12 month U.S. LIBOR + 1.880% 3.726% 4/1/41 (b)(c)	23,190	24,389
12 month U.S. LIBOR + 1.910% 2.91% 6/1/41 (b)(c)	27,326	28,870
12 month U.S. LIBOR + 1.910% 2.928% 6/1/41 (b)(c)	86,397	91,235
12 month U.S. LIBOR + 1.910% 2.987% 5/1/41 (b)(c)	68,465	72,281
12 month U.S. LIBOR + 1.910% 3.369% 5/1/41 (b)(c)	85,998	90,761
12 month U.S. LIBOR + 2.040% 2.568% 3/1/33 (b)(c)	1,202	1,261
12 month U.S. LIBOR + 2.160% 2.535% 11/1/35 (b)(c)	29,148	30,814
6 month U.S. LIBOR + 1.650% 1.905% 4/1/35 (b)(c)	79,559	83,038
6 month U.S. LIBOR + 2.680% 2.933% 10/1/35 (b)(c)	11,395	12,024
U.S. TREASURY 1 YEAR INDEX + 2.240% 2.369% 1/1/35 (b)(c)	7,911	8,351
2.5% 8/1/32 to 11/1/50	30,919,214	31,905,813
3% 6/1/31 to 6/1/50	43,175,131	45,646,738
3.5% 3/1/32 to 2/1/50	70,827,761	76,087,453
4% 5/1/37 to 6/1/48	40,377,046	44,227,131
4.5% 7/1/25 to 10/1/48	24,603,307	27,394,142
5% 1/1/35 to 6/1/41	1,879,865	2,162,052
6% 4/1/32 to 8/1/37	470,743	546,263
7.5% 5/1/26 to 11/1/31	19,720	22,925
8% 4/1/27 to 5/1/27	1,437	1,625
8.5% 5/1/27 to 1/1/28	3,139	3,536

TOTAL FREDDIE MAC		228,547,082

Ginnie Mae - 4.5%
3% 12/20/42 to 9/20/50	97,542,030	101,850,714
3.5% 12/20/40 to 8/20/50	61,872,252	65,763,542
4% 2/15/40 to 4/20/48	37,528,725	41,128,656
4.5% 5/15/39 to 5/20/41	6,885,892	7,817,587
5% 3/15/39 to 4/20/48	4,498,458	5,047,990
6.5% 4/15/35 to 11/15/35	60,917	71,732
7% 1/15/28 to 7/15/32	511,940	588,537
7.5% to 7.5% 4/15/22 to 10/15/28	110,683	123,809
8% 3/15/30 to 9/15/30	8,278	9,737
2% 4/1/51 (e)	12,300,000	12,413,146
2% 4/1/51 (e)	6,150,000	6,206,573
2% 4/1/51 (e)	8,250,000	8,325,891
2% 4/1/51 (e)	7,400,000	7,468,072
2% 4/1/51 (e)	4,750,000	4,793,695
2% 4/1/51 (e)	4,400,000	4,440,475
2% 4/1/51 (e)	6,100,000	6,156,113
2% 5/1/51 (e)	8,900,000	8,967,269
2.5% 12/20/50 to 1/20/51	33,224,546	34,310,663
2.5% 4/1/51 (e)	3,450,000	3,558,502
2.5% 4/1/51 (e)	2,650,000	2,733,342
2.5% 4/1/51 (e)	2,450,000	2,527,052

TOTAL GINNIE MAE		324,303,097

Uniform Mortgage Backed Securities - 3.4%
2% 4/1/51 (e)	2,200,000	2,194,830
2% 4/1/51 (e)	2,200,000	2,194,830
2% 4/1/51 (e)	1,200,000	1,197,180
2% 4/1/51 (e)	850,000	848,003
2% 4/1/51 (e)	425,000	424,001
2% 4/1/51 (e)	425,000	424,001
2% 4/1/51 (e)	15,600,000	15,563,342
2% 4/1/51 (e)	2,600,000	2,593,890
2% 4/1/51 (e)	13,800,000	13,767,571
2% 4/1/51 (e)	1,250,000	1,247,063
2% 4/1/51 (e)	2,600,000	2,593,890
2% 4/1/51 (e)	6,500,000	6,484,726
2% 4/1/51 (e)	10,050,000	10,026,384
2% 4/1/51 (e)	8,675,000	8,654,615
2% 5/1/51 (e)	1,250,000	1,244,914
2% 5/1/51 (e)	9,100,000	9,062,976
2% 5/1/51 (e)	5,550,000	5,527,419
2% 5/1/51 (e)	5,550,000	5,527,419
2% 5/1/51 (e)	1,250,000	1,244,914
2% 5/1/51 (e)	8,200,000	8,166,637
2.5% 4/1/51 (e)	9,800,000	10,055,335
2.5% 4/1/51 (e)	3,050,000	3,129,467
2.5% 4/1/51 (e)	2,350,000	2,411,228
2.5% 4/1/51 (e)	4,400,000	4,514,640
2.5% 5/1/51 (e)	3,050,000	3,122,914
2.5% 5/1/51 (e)	2,350,000	2,406,180
2.5% 5/1/51 (e)	2,350,000	2,406,180
3% 4/1/51 (e)	19,050,000	19,843,263
3% 4/1/51 (e)	9,950,000	10,364,329
3% 4/1/51 (e)	6,650,000	6,926,913
3% 4/1/51 (e)	10,600,000	11,041,396
3% 4/1/51 (e)	18,400,000	19,166,196
3% 4/1/51 (e)	7,550,000	7,864,390
3% 4/1/51 (e)	8,900,000	9,270,606
3% 4/1/51 (e)	19,850,000	20,676,576
3.5% 4/1/51 (e)	6,700,000	7,077,920
3.5% 5/1/51 (e)	6,450,000	6,820,872

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		246,087,010

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,245,299,364)		1,265,539,649

Asset-Backed Securities - 5.9%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$2,487,059	$2,377,409
Series 2019-1 Class A, 3.844% 5/15/39 (a)	3,765,053	3,735,511
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	5,821,336	5,846,017
Class B, 4.458% 10/16/39 (a)	1,029,046	969,984
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 1.5424% 7/22/32 (a)(b)(c)	8,377,000	8,381,323
AIMCO CLO Ltd.:
Series 2020-11A Class A1, 3 month U.S. LIBOR + 1.380% 1.6046% 10/15/31 (a)(b)(c)	4,716,000	4,725,786
Series 2021-12A Class A, 3 month U.S. LIBOR + 1.210% 1.4356% 1/17/32 (a)(b)(c)	6,650,000	6,651,523
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 0% 4/20/34 (a)(b)(c)(e)	10,213,000	10,210,447
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 1.554% 1/20/33 (a)(b)(c)	3,021,000	3,029,525
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (a)	2,862,573	2,857,566
Class B, 4.335% 1/16/40 (a)	473,101	445,130
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.5613% 10/15/32 (a)(b)(c)	5,467,000	5,476,589
Ares CLO Ltd. Series 2020-58A Class A, 3 month U.S. LIBOR + 1.220% 1.4558% 1/15/33 (a)(b)(c)	6,350,000	6,354,001
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 0% 4/25/34 (a)(b)(c)(e)	3,389,000	3,388,153
Ares LV CLO Ltd. Series 2020-55A Class A1, 3 month U.S. LIBOR + 1.700% 1.9413% 4/15/31 (a)(b)(c)	5,831,000	5,841,286
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 1.6679% 4/15/34 (a)(b)(c)	7,085,000	7,092,234
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.4734% 4/17/33 (a)(b)(c)	2,171,000	2,179,130
Babson CLO Ltd./Cayman Islands Series 2020-1A Class A1, 3 month U.S. LIBOR + 1.400% 1.6413% 10/15/32 (a)(b)(c)	7,485,000	7,501,377
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 1.01% 4/25/34 (a)(b)(c)(e)	7,442,000	7,442,767
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 1.444% 1/20/32 (a)(b)(c)	6,750,000	6,752,660
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.5534% 1/17/33 (a)(b)(c)	2,958,000	2,969,625
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	7,287,115	7,334,704
Class AA, 2.487% 12/16/41 (a)(b)	1,214,208	1,223,514
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.2313% 4/15/29 (a)(b)(c)	6,492,000	6,493,454
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	5,255,607	5,244,437
Class B, 5.095% 4/15/39 (a)	2,529,234	2,436,336
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (a)	5,308,737	5,319,421
Series 2021-1A Class A, 3.474% 1/15/46 (a)	1,959,973	1,990,157
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 1.564% 10/20/32 (a)(b)(c)	4,495,000	4,517,187
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 1.5405% 5/29/32 (a)(b)(c)	3,185,000	3,192,287
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2020-12A Class A, 3 month U.S. LIBOR + 1.270% 1.5101% 10/25/32 (a)(b)(c)	3,720,000	3,732,934
CEDF:
Series 2018-6A Class AR, 3 month U.S. LIBOR + 1.090% 1.314% 10/20/28 (a)(b)(c)	1,420,000	1,419,645
Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 0% 4/20/34 (a)(b)(c)(e)	6,155,000	6,155,622
Cent CLO Ltd. / Cent CLO Series 2020-29A Class A1N, 3 month U.S. LIBOR + 1.700% 1.924% 7/20/31 (a)(b)(c)	6,101,000	6,133,183
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 1.3474% 4/20/34 (a)(b)(c)	6,800,000	6,798,266
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 1.534% 1/20/34 (a)(b)(c)	8,900,000	8,910,805
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	3,454,170	3,517,140
Class A2II, 4.03% 11/20/47 (a)	5,847,160	6,206,234
Dryden 68 CLO Ltd. 3 month U.S. LIBOR + 1.310% 1.5513% 7/15/32 (a)(b)(c)	5,140,000	5,142,555
Dryden CLO, Ltd.:
Series 2019-75A Class AR, 3 month U.S. LIBOR + 1.200% 1.4413% 7/15/30 (a)(b)(c)	2,913,000	2,912,272
Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 1.554% 10/20/32 (a)(b)(c)	5,921,000	5,944,708
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 1.4573% 1/18/32 (a)(b)(c)	2,840,000	2,841,105
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2020-85A Class A1, 3 month U.S. LIBOR + 1.350% 1.5633% 10/15/32 (a)(b)(c)	5,478,000	5,497,474
Dryden Senior Loan Fund:
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 1.5238% 5/15/32 (a)(b)(c)	5,210,000	5,211,157
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 1.4034% 4/17/33 (a)(b)(c)	4,300,000	4,327,847
Eaton Vance CLO, Ltd.:
Series 2020-1A Class A, 3 month U.S. LIBOR + 1.650% 1.8913% 10/15/30 (a)(b)(c)	6,500,000	6,521,262
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.370% 1.5603% 10/15/32 (a)(b)(c)	6,730,000	6,741,286
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 1.4101% 1/15/34 (a)(b)(c)	1,450,000	1,450,760
Flatiron CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 1.5138% 11/16/32 (a)(b)(c)	6,083,000	6,099,108
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.5483% 11/20/33 (a)(b)(c)	6,330,000	6,383,881
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	2,664,477	2,695,928
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	2,706,327	2,703,118
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 1.4484% 1/15/33 (a)(b)(c)	3,200,000	3,200,730
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 1.1424% 1/22/28 (a)(b)(c)(e)	4,688,000	4,690,400
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 1.14% 4/19/34 (a)(b)(c)	7,130,000	7,136,845
Madison Park Funding Ltd. Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 1.5413% 7/15/32 (a)(b)(c)	6,816,000	6,819,190
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2020-45A Class A, 3 month U.S. LIBOR + 1.650% 1.8913% 7/15/31 (a)(b)(c)	6,840,000	6,854,768
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 1.3879% 1/22/31 (a)(b)(c)	1,870,000	1,870,236
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 1.5713% 10/15/32 (a)(b)(c)	2,954,000	2,970,046
Magnetite XXI Ltd.:
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1.5713% 1/15/33 (a)(b)(c)	9,042,000	9,067,336
Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 0% 4/20/34 (a)(b)(c)	5,944,000	5,944,600
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 1.0944% 1/15/34 (a)(b)(c)	6,210,000	6,210,491
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.294% 10/20/30 (a)(b)(c)	6,512,000	6,514,403
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.760% 0.8736% 9/25/35 (b)(c)	12,022	12,018
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 1.5234% 7/17/32 (a)(b)(c)	6,261,000	6,270,442
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.3536% 1/25/36 (b)(c)	436,087	437,705
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (a)	4,785,425	4,587,500
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	4,800,587	4,788,758
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (a)	5,434,005	5,391,070
Class B, 4.335% 3/15/40 (a)	521,805	471,431
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	6,201,000	6,503,637
1.884% 7/15/50 (a)	2,389,000	2,416,987
2.328% 7/15/52 (a)	1,826,000	1,854,632
Stratus CLO Ltd. Series 2020-1A Class A, 3 month U.S. LIBOR + 1.980% 2.204% 5/1/28 (a)(b)(c)	6,939,980	6,961,577
Symphony CLO XXIII Ltd. Series 2020-23A Class A, 3 month U.S. LIBOR + 1.320% 1.4867% 1/15/34 (a)(b)(c)	3,860,000	3,866,662
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 0.98% 4/19/34 (a)(b)(c)(e)	7,544,000	7,542,114
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 1.1892% 4/20/33 (a)(b)(c)	5,410,000	5,411,136
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1.224% 1/20/29 (a)(b)(c)	4,342,000	4,352,173
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 0.9686% 9/25/34 (b)(c)	8,753	8,147
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	6,259,948	6,271,671
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	7,727,093	7,650,453
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 1.5913% 4/15/32 (a)(b)(c)	6,307,000	6,305,865
Voya Series 2020-1A Class A, 3 month U.S. LIBOR + 1.700% 1.9234% 7/16/31 (a)(b)(c)	6,885,000	6,902,805
Voya CLO Ltd.:
Series 2017-1A Class A1, 3 month U.S. LIBOR + 1.250% 1.4734% 4/17/30 (a)(b)(c)	5,002,000	5,014,190
Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.494% 7/20/32 (a)(b)(c)	6,552,000	6,555,689
Voya CLO Ltd./Voya CLO LLC:
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.600% 1.8234% 7/19/31 (a)(b)(c)	6,400,000	6,409,869
Series 2020-3A Class A1, 3 month U.S. LIBOR + 1.300% 1.4965% 10/20/31 (a)(b)(c)	8,400,000	8,445,326
TOTAL ASSET-BACKED SECURITIES
(Cost $423,678,728)		425,036,732

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.14% 7/20/34 (b)(c)	2,251	2,198
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	97,108	103,934
Series 1999-57 Class PH, 6.5% 12/25/29	133,658	151,296
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (f)	101,152	101,380
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 39.5632% 6/16/37 (b)(g)	14,438	25,964

TOTAL U.S. GOVERNMENT AGENCY		382,574

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $335,827)		384,772

Commercial Mortgage Securities - 2.9%
BAMLL Commercial Mortgage Securities Trust:
floater sequential payer Series 2020-JGDN Class A, 1 month U.S. LIBOR + 2.750% 2.856% 11/15/30 (a)(b)(c)	5,790,000	5,917,004
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	3,856,000	3,934,645
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	865,000	833,193
Class CNM, 3.7186% 11/5/32 (a)(b)	358,000	329,053
BANK sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	385,000	423,595
Series 2019-BN21 Class A5, 2.851% 10/17/52	658,000	683,107
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	1,371,000	1,545,917
Series 2019-B10 Class A4, 3.717% 3/15/62	1,271,000	1,399,476
Series 2018-B8 Class A5, 4.2317% 1/15/52	9,399,000	10,678,700
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.156% 11/15/28 (a)(b)(c)	3,518,000	3,553,244
BX Commercial Mortgage Trust:
floater Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.106% 12/15/36 (a)(b)(c)	3,521,861	3,521,860
Class C, 1 month U.S. LIBOR + 1.120% 1.226% 12/15/36 (a)(b)(c)	2,809,306	2,806,773
Class D, 1 month U.S. LIBOR + 1.250% 1.356% 12/15/36 (a)(b)(c)	4,358,166	4,354,231
floater sequential payer:
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.906% 12/15/36 (a)(b)(c)	9,656,426	9,659,972
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.106% 11/15/32 (a)(b)(c)	5,117,000	5,125,212
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 2.731% 9/15/37 (a)(b)(c)	1,924,568	1,516,561
Series 2018-IND:
Class B, 1 month U.S. LIBOR + 0.900% 1.006% 11/15/35 (a)(b)(c)	1,117,900	1,117,900
Class F, 1 month U.S. LIBOR + 1.800% 1.906% 11/15/35 (a)(b)(c)	2,048,200	2,047,584
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.406% 4/15/34 (a)(b)(c)	3,284,000	3,263,617
Class C, 1 month U.S. LIBOR + 1.600% 1.706% 4/15/34 (a)(b)(c)	2,171,000	2,149,263
Class D, 1 month U.S. LIBOR + 1.900% 2.006% 4/15/34 (a)(b)(c)	2,279,000	2,250,475
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.186% 10/15/36 (a)(b)(c)	2,909,942	2,910,958
Class C, 1 month U.S. LIBOR + 1.250% 1.356% 10/15/36 (a)(b)(c)	3,658,589	3,658,588
Class D, 1 month U.S. LIBOR + 1.450% 1.556% 10/15/36 (a)(b)(c)	5,181,276	5,181,274
Class E, 1 month U.S. LIBOR + 1.800% 1.906% 10/15/36 (a)(b)(c)	7,280,497	7,276,124
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.706% 12/15/36 (a)(b)(c)	3,564,774	3,560,494
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.106% 4/15/34 (a)(b)(c)	5,400,000	5,379,448
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (a)	10,096,000	10,055,875
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.226% 6/15/34 (a)(b)(c)	7,913,850	7,871,270
Class B, 1 month U.S. LIBOR + 1.500% 1.606% 6/15/34 (a)(b)(c)	1,558,276	1,538,745
Class C, 1 month U.S. LIBOR + 1.750% 1.856% 6/15/34 (a)(b)(c)	1,760,404	1,724,843
COMM Mortgage Trust sequential payer Series 2014-CR18 Class A5, 3.828% 7/15/47	1,264,000	1,371,600
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 1.336% 5/15/36 (a)(b)(c)	3,291,000	3,293,062
Class C, 1 month U.S. LIBOR + 1.430% 1.536% 5/15/36 (a)(b)(c)	792,000	792,497
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	1,972,000	2,006,112
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	3,682,000	3,673,255
Class B, 4.5349% 4/15/36 (a)	1,132,000	1,123,720
Class C, 4.782% 4/15/36 (a)(b)	760,000	743,274
Class D, 4.782% 4/15/36 (a)(b)	1,519,000	1,366,456
GB Trust floater Series 2020-FLIX:
Class A, 1 month U.S. LIBOR + 1.120% 1.226% 8/15/37 (a)(b)(c)	4,400,000	4,410,934
Class B, 1 month U.S. LIBOR + 1.350% 1.456% 8/15/37 (a)(b)(c)	940,000	944,004
Class C, 1 month U.S. LIBOR + 1.600% 1.706% 8/15/37 (a)(b)(c)	500,000	501,270
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (a)	729,000	768,765
Class DFX, 5.3503% 7/5/33 (a)	1,261,000	1,328,126
Class EFX, 5.5422% 7/5/33 (a)	1,533,000	1,577,165
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 0.806% 3/15/38 (a)	7,294,000	7,298,393
Class B, 1 month U.S. LIBOR + 0.880% 0.986% 3/15/38 (a)(b)(c)	1,760,000	1,761,055
Class C, 1 month U.S. LIBOR + 1.100% 1.206% 3/15/38 (a)(b)(c)	1,107,000	1,107,996
Class D, 1 month U.S. LIBOR + 1.400% 1.506% 3/15/38 (a)(b)(c)	1,540,000	1,542,464
Class E, 1 month U.S. LIBOR + 1.750% 1.856% 3/15/38 (a)(b)(c)	1,346,000	1,348,154
Merit floater Series 2020-HILL Class A, 1 month U.S. LIBOR + 1.150% 1.256% 8/15/37 (a)(b)(c)	1,912,000	1,917,993
Morgan Stanley Capital Barclays Bank Trust sequential payer Series 2016-MART Class A, 2.2004% 9/13/31 (a)	1,700,000	1,701,017
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 1.356% 8/15/33 (a)(b)(c)	4,160,105	4,135,610
Class C, 1 month U.S. LIBOR + 1.500% 1.606% 8/15/33 (a)(b)(c)	10,019,706	9,902,442
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	8,381,000	8,737,281
Series 2018-H4 Class A4, 4.31% 12/15/51	6,179,000	7,029,918
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (a)(b)	1,211,000	1,222,810
Class C, 3.1771% 11/10/36 (a)(b)	1,162,000	1,149,898
Prima Capital Ltd. floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 1.5603% 12/15/37 (a)(b)(c)	3,890,161	3,890,151
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	3,396,981	3,879,374
RETL floater Series 2019-RVP Class C, 1 month U.S. LIBOR + 2.100% 2.206% 3/15/36 (a)(b)(c)	4,697,546	4,673,907
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (a)	5,760,000	5,587,758
Series 2020-LAB Class B, 2.453% 10/10/42 (a)	370,000	362,587
Wells Fargo Commercial Mortgage Trust:
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	3,348,000	3,585,965
Series 2018-C48 Class A5, 4.302% 1/15/52	2,773,000	3,148,098
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $214,351,829)		214,152,112

Municipal Securities - 0.9%
California Gen. Oblig.:
Series 2009:	$	$
7.35% 11/1/39	805,000	1,235,892
7.55% 4/1/39	3,585,000	5,791,385
Series 2010, 6.65% 3/1/22	2,180,000	2,307,497
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	2,940,000	3,870,227
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	3,510,000	3,641,783
5.1% 6/1/33	4,805,000	5,409,772
Series 2010-1, 6.63% 2/1/35	12,290,000	14,715,723
Series 2010-3:
6.725% 4/1/35	9,480,000	11,441,000
7.35% 7/1/35	5,540,000	6,879,175
Series 2010-5, 6.2% 7/1/21	452,000	456,815
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,240,000	9,261,137
TOTAL MUNICIPAL SECURITIES
(Cost $58,975,698)		65,010,406

Foreign Government and Government Agency Obligations - 0.7%
Chilean Republic 2.45% 1/31/31	$5,775,000	$5,809,289
Emirate of Abu Dhabi:
3.125% 4/16/30 (a)	6,600,000	7,062,000
3.875% 4/16/50 (a)	5,700,000	6,193,406
Kingdom of Saudi Arabia:
2.9% 10/22/25 (a)	3,150,000	3,338,016
3.25% 10/22/30 (a)	3,150,000	3,307,500
4.5% 4/22/60 (a)	2,400,000	2,674,500
State of Qatar:
3.4% 4/16/25 (a)	3,655,000	3,967,959
3.75% 4/16/30 (a)	7,435,000	8,322,553
4.4% 4/16/50 (a)	7,110,000	8,247,600
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $45,178,360)		48,922,823

Supranational Obligations - 0.1%
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $5,890,716)	5,900,000	6,098,299

Bank Notes - 0.4%
Discover Bank:
3.2% 8/9/21	$6,841,000	$6,892,651
3.35% 2/6/23	3,206,000	3,354,161
4.682% 8/9/28 (b)	2,761,000	2,944,883
KeyBank NA 6.95% 2/1/28	800,000	995,884
RBS Citizens NA 2.55% 5/13/21	1,560,000	1,560,733
Regions Bank 6.45% 6/26/37	7,720,000	10,363,530
Synchrony Bank 3.65% 5/24/21	4,766,000	4,776,402
TOTAL BANK NOTES
(Cost $27,072,122)		30,888,244
	Shares	Value

Money Market Funds - 8.8%
Fidelity Cash Central Fund 0.06% (h)	542,730,796	$542,839,342
Fidelity Securities Lending Cash Central Fund 0.06% (h)(i)	94,208,307	94,217,728
TOTAL MONEY MARKET FUNDS
(Cost $637,056,676)		637,057,070
TOTAL INVESTMENT IN SECURITIES - 106.4%
(Cost $7,560,370,380)		7,730,237,159
NET OTHER ASSETS (LIABILITIES) - (6.4)%		(466,605,521)
NET ASSETS - 100%		$7,263,631,638

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2% 4/1/51	$(8,900,000)	$(8,981,870)
Uniform Mortgage Backed Securities
2% 4/1/51	(1,250,000)	(1,247,063)
2% 4/1/51	(9,100,000)	(9,078,616)
2% 4/1/51	(5,550,000)	(5,536,958)
2% 4/1/51	(1,250,000)	(1,247,063)
2% 4/1/51	(2,600,000)	(2,593,890)
2% 4/1/51	(6,500,000)	(6,484,726)
2% 4/1/51	(10,050,000)	(10,026,384)
2% 4/1/51	(8,675,000)	(8,654,615)
2% 4/1/51	(8,200,000)	(8,180,731)
2% 5/1/51	(5,550,000)	(5,527,419)
2% 5/1/51	(1,250,000)	(1,244,914)
2.5% 4/1/51	(3,050,000)	(3,129,467)
2.5% 4/1/51	(3,050,000)	(3,129,467)
2.5% 4/1/51	(2,350,000)	(2,411,228)
2.5% 4/1/51	(4,400,000)	(4,514,640)
2.5% 4/1/51	(2,350,000)	(2,411,228)
2.5% 5/1/51	(2,350,000)	(2,406,180)
3% 4/1/51	(8,900,000)	(9,270,606)
3% 4/1/51	(35,900,000)	(37,394,915)
3% 4/1/51	(19,850,000)	(20,676,576)
3% 4/1/51	(7,550,000)	(7,864,390)
3% 4/1/51	(8,900,000)	(9,270,606)
3% 4/1/51	(19,850,000)	(20,676,576)
3.5% 4/1/51	(1,075,000)	(1,135,636)
3.5% 4/1/51	(2,725,000)	(2,878,706)
3.5% 4/1/51	(2,900,000)	(3,063,577)
3.5% 4/1/51	(6,450,000)	(6,813,818)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(196,869,995)

TOTAL TBA SALE COMMITMENTS
(Proceeds $206,255,476)		$(205,851,865)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,056,408,507 or 14.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$116,871
Fidelity Securities Lending Cash Central Fund	84,540
Total	$201,411

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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